The discount rates were obtained by reference to the Company’s incremental borrowing rate. In August 2021 the Company reviewed the methodology for discount rates estimation, which is now based on the risk-free rate adjusted to the reality of the Company, (Details)
12 Months Ended
Dec. 31, 2021
Initial Application [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
[custom:AnnualDiscountRate]	7.96%
[custom:MonthlylDiscountRate]	0.64%
Initial Application [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
[custom:AnnualDiscountRate]	10.64%
[custom:MonthlylDiscountRate]	0.85%
Initial Application [Member] | Six To Twenty Years [Member]
IfrsStatementLineItems [Line Items]
[custom:AnnualDiscountRate]	13.17%
[custom:MonthlylDiscountRate]	1.04%
Period 2019 To 2021 [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
[custom:AnnualDiscountRate]	6.87%
[custom:MonthlylDiscountRate]	0.56%
Period 2019 To 2021 [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
[custom:AnnualDiscountRate]	7.33%
[custom:MonthlylDiscountRate]	0.59%
Period 2019 To 2021 [Member] | Four To Twenty Years [Member]
IfrsStatementLineItems [Line Items]
[custom:AnnualDiscountRate]	8.08%
[custom:MonthlylDiscountRate]	0.65%
Period December 2021 [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
[custom:AnnualDiscountRate]	5.81%
[custom:MonthlylDiscountRate]	0.47%
Period December 2021 [Member] | Six To Ten Years [Member]
IfrsStatementLineItems [Line Items]
[custom:AnnualDiscountRate]	5.89%
[custom:MonthlylDiscountRate]	0.48%
Period December 2021 [Member] | Eleven To Fifteen Years [Member]
IfrsStatementLineItems [Line Items]
[custom:AnnualDiscountRate]	5.95%
[custom:MonthlylDiscountRate]	0.49%
Period December 2021 [Member] | Sixteen To Thirty Years [Member]
IfrsStatementLineItems [Line Items]
[custom:AnnualDiscountRate]	5.95%
[custom:MonthlylDiscountRate]	0.49%